Shareholders’ Equity - Schedule of Warrants Activity (Details) - Warrants [Member] - $ / shares		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Schedule of Warrants Activity [Line Items]
Number of warrants, warrants issued in connection with the convertible loans		1,205,254
Weighted average exercise price per share, warrants issued in connection with the convertible loans		$ 2.9869
Weighted average life, warrants issued in connection with the convertible loans		4 years
Expiration dates, warrants issued in connection with the convertible loans		Jan. 02, 2029
Number of warrants, warrants, Balance of warrants outstanding		1,205,254
Weighted average exercise price per share, Balance of warrants outstanding		$ 2.9869
Weighted average life, Balance of warrants outstanding		4 years
Expiration dates, Balance of warrants outstanding